Provisions	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions
15.

Provisions
Reclamation Waste disposal Total
Beginning of year $ 1,189,600 $ 9,322 $ 1,198,922
Changes in estimates and discount rates [note 8]
Capitalized in property, plant and equipment (54,020) - (54,020)
Recognized in earnings [note 8] (8,407) 503 (7,904)
Provisions used during the period (19,024) (518) (19,542)
Unwinding of discount [note 19] 21,347 98 21,445
Effect of movements in exchange rates (2,527) - (2,527)
End of period $ 1,126,969 $ 9,405 $ 1,136,374
Current $ 45,013 $ 1,352 $ 46,365
Non-current 1,081,956 8,053 1,090,009
$ 1,126,969 $ 9,405 $ 1,136,374
A.

Reclamation provision
Cameco's estimates of future decommissioning obligations are based on reclamation standards that satisfy regulatory requirements. Elements of uncertainty in estimating these amounts include potential changes in regulatory requirements, decommissioning and reclamation alternatives and amounts to be recovered from other parties.
Cameco estimates total undiscounted future decommissioning and reclamation costs for its existing operating assets to be
$ 1,100,378,000

(2020 - $
1,130,495,000 ). The expected timing of these outflows is based on life-of-mine plans with the majority of expenditures expected to occur after 2027 . These estimates are reviewed by Cameco technical personnel as required by regulatory agencies or more frequently as circumstances warrant. In connection with future decommissioning and reclamation costs, Cameco has provided financial assurances of $ 1,007,009,000

(2020 - $
1,021,142,000 ) in the form of letters
of credit to satisfy current regulatory requirements.
The reclamation provision relates to the following segments:
2021 2020
Uranium $ 900,482 $ 937,992
Fuel services 226,487 251,608
Total $ 1,126,969 $ 1,189,600
B.

Waste disposal
The fuel services segment consists of the Blind River refinery, Port Hope conversion facility and Cameco Fuel Manufacturing
Inc.. The refining, conversion and manufacturing processes generate certain uranium contaminated waste. These include contaminated combustible material (paper, rags, gloves, etc.) and contaminated non-combustible material (metal parts, soil from excavations, building and roofing materials, spent uranium concentrate drums, etc.). These materials can in some instances be recycled or reprocessed. A provision for waste disposal costs in respect of these materials is recognized when they are generated.
Cameco estimates total undiscounted future costs related to existing waste disposal to be $ 8,169,000

(2020 - $
8,044,000 ).
The majority of these expenditures are expected to occur within the next four years.